Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Schedule of Number and Weighted Average Exercise Price of Stock Options

	Year Ended December 31,
	2023		2022
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	2,781,074	$15.49	4,202,389	$11.36
Issued	525,138	18.00	449,248	17.80
Exercised	(1,333,199)	11.28	(1,812,558)	6.35
Forfeited	(86,688)	18.59	(58,005)	19.59
Outstanding stock options, end of year	1,886,325	$19.56	2,781,074	$15.49

Weighted Average Inputs in Fair Value Measurement of Stock Options	The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2023	2022
Expected term (years)	3.2	3.0
Forfeiture rate	—%	—%
Volatility	54%	60%
Dividend yield	—%	—%
Risk-free interest rate	3.99%	3.86%
Weighted-average fair value per option	$6.38	$6.16

Schedule of PSUs Issued and Outstanding
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2023	2022
Outstanding balance, beginning of year	881,788	793,043
Issued	437,204	344,549
Settled	(238,881)	(212,765)
Forfeited	(112,190)	(43,039)
Outstanding balance, end of year	967,921	881,788

Expense Associated With Each Component

	Year ended December 31,
	2023	2022
Stock options	$1,574	$2,091
Performance share unit plan	4,093	3,158
Deferred share unit plan	1,756	1,087
Restricted share unit plan	1,795	1,595
Share-based compensation(1)	$9,218	$7,931

Schedule of Net Income per Share

	Year ended December 31,
	2023	2022
Weighted average number of common shares outstanding	94,111,548	90,789,925
Dilutive effects of:
Stock options	444,216	1,117,529
Share units	340,570	263,202
Weighted average number of diluted common shares outstanding(1)	94,896,334	92,170,656

Net income attributable to owners of the Company	$92,804	$101,831
Basic net income per share	$0.99	$1.12
Diluted net income per share	$0.98	$1.10